Notes payable	12 Months Ended
Jun. 30, 2013
Notes Payable [Abstract]
Notes Payable Disclosure [Text Block]
Note 9.  Notes payable

In 2008, TAAG entered into a loan agreement to which outstanding borrowings amounted to $66,352 and $106,904, at June 30, 2013 and 2012, respectively.  The note requires quarterly principal and interest payments, bears interest at 6.11% percent per annum, is secured by all the assets of TAAG, and matures in September 2014.

Future principal payments under the note at June 30, 2013 are as follows:

Fiscal Year Ending June 30,	Amount
2014	$55,293
2015	11,059
Total future minimum principal payments	66,352
Less current portion	(55,293)
Long-term portion	$11,059